Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Common Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales Arrangements" section
		on page 104 of the Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 139% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment
		has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund primarily invests in common stocks of
U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500® ("S&P 500®") Index (which ranged from $1.58 billion to $406.3 billion as of December 31, 2011) and the Russell 1000®Index (which ranged from $117.3 million to $406.3 billion as of December 31, 2011).

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to identify companies that are considered to have a high probability of outperforming the
S&P 500®Index over the following six to twelve months.

The Fund is managed with a core orientation (including growth and value equity securities).
The Subadvisor uses a "bottom-up" approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends. The Subadvisor uses a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. The Subadvisor may also use short term trading strategies that seek to realize returns over shorter periods.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the relative valuation of the security compared to the Fund's universe and the issuer's industry, and meaningful changes in the
		issuer's financial condition.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than
		that of funds that invest in other types of equity securities.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the S&P 500®Index as its primary benchmark. The S&P 500®Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 1000®Index as its secondary benchmark. The Russell 1000®Index measures the performance of the large-cap segment of the U.S. equity universe.
It is a subset of the Russell 3000®Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®Index represents approximately 92% of the
U.S. market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
December 28, 2004, include historical performance of Class A shares through
December 27, 2004. Investor Class shares were first offered on February 28, 2008 and Class R2 shares were first offered on December 14, 2007. Performance figures for Investor Class shares include the historical performance of Class A shares through February 27, 2008. As of the date of this Prospectus, Class R2 shares have not yet commenced operations. As a result, the performance figures for
Class R2 shares include the historical performance of Class A shares through
December 31, 2011. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
		Please visit mainstayinvestments.com for more recent performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Fund has selected the Russell 1000®Index as its secondary benchmark. The Russell 1000®Index measures the performance of the large-cap segment of the U.S. equity universe.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2002-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be
		less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 3Q/09 14.68 % Worst Quarter 4Q/08 -22.08%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares.
		After-tax returns for the other share classes may vary.
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Russell 1000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,284
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Investor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.10%
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,696
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.30%
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,438
Annual Return 2002	rr_AnnualReturn2002	(26.12%)
Annual Return 2003	rr_AnnualReturn2003	23.88%
Annual Return 2004	rr_AnnualReturn2004	8.71%
Annual Return 2005	rr_AnnualReturn2005	5.46%
Annual Return 2006	rr_AnnualReturn2006	14.71%
Annual Return 2007	rr_AnnualReturn2007	3.33%
Annual Return 2008	rr_AnnualReturn2008	(38.16%)
Annual Return 2009	rr_AnnualReturn2009	18.76%
Annual Return 2010	rr_AnnualReturn2010	9.76%
Annual Return 2011	rr_AnnualReturn2011	(0.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.13%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.07%)
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class B | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.50%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.29%)
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class B | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.09%)
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,626
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.07%)
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.26%
MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund | Class R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.57%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class R2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.77%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.77%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.